Changes in significant accounting policies	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Changes in significant accounting policies	Changes in significant accounting policies
The accounting policies adopted in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the Group's consolidated financial statements as at and for the year ended December 31, 2025, that have been prepared in accordance with IFRS.
During the current financial period, the Group has adopted all the new and revised Standards and
Interpretations issued by the International Accounting Standards Board (IASB) and the International
Financial Reporting Interpretations Committee (IFRIC) of the IASB as adopted by the European Union and effective for the accounting year starting on January 1, 2026. The Group has not applied any new IFRS requirements that are not yet effective as per June 30, 2026.
The following new Standards, Interpretations and Amendments issued by the IASB and the IFRIC as adopted by the European Union are effective for the financial period:
•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7);
•Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7); and
•Annual Improvements to IFRS Accounting Standards – Volume 11.
The adoption of these new standards and amendments has not led to major changes in the Group’s accounting policies.